PARENT COMPANY FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2012
PARENT COMPANY FINANCIAL INFORMATION
NOTE 23.	PARENT COMPANY FINANCIAL INFORMATION

The following information presents the condensed balance sheets, statements of operations and cash flows of Capitol City Bancshares, Inc., as of and for the years ended December 31, 2012 and 2011:

CONDENSED BALANCE SHEETS

	2012	2011
Assets
Cash	$4,817	$13,051
Investment in subsidiaries	12,568,312	12,115,516
Investment in trust preferred securities	103,000	103,000
Securities available for sale	50,000	50,000
Other assets	64,839	73,239

Total assets	$12,790,968	$12,354,806

Liabilities and Stockholders’ Equity
Other liabilities	$696,134	$474,872
Note payable	275,250	275,250
Company guaranteed trust preferred securities	3,403,000	3,403,000
Stockholders’ equity	8,416,584	8,201,684

Total liabilities and stockholders’ equity	$12,790,968	$12,354,806

CONDENSED STATEMENTS OF OPERATIONS

	2012	2011
Income
Interest income	$212	$—
Dividends from bank subsidiary	—	—
Other income	—	—

Total income	212	—

Expense
Interest expense	159,106	148,062
Other expenses	118,096	45,413

Total expenses	277,202	193,475

Income (loss) before income tax benefit and equity in undistributed income (loss) of subsidiaries	(276,990)	(193,475)

Income tax benefit	—	—

Loss before equity in undistributed income (loss) of subsidiaries	(276,990)	(193,475)

Equity in undistributed income (distributions in excess of earnings) of subsidiaries	(1,454,735)	(1,401,636)

Net income (loss)	$(1,731,725)	$(1,595,111)

CONDENSED STATEMENTS OF CASH FLOWS

	2012	2011
OPERATING ACTIVITIES
Net income (loss)	$(1,731,725)	$(1,595,111)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
(Earnings) losses of subsidiaries	1,454,735	1,401,636
Net other operating activities	—	156,462

Net cash used in operating activities	(276,990)	(37,013)

INVESTING ACTIVITIES
Capital contribution in bank	(1,851,245)	(75,000)

Net cash used in investing activities	(1,851,245)	(75,000)

FINANCING ACTIVITIES
Proceeds from issuance of preferred stock	1,000,000	—
Proceeds from issuance of common stock from secondary stock offering	1,120,001	110,480
Proceeds from exercise of stock options	10,001	—

Net cash provided by financing activities	2,120,001	110,480

Net decrease in cash	(8,234)	(1,533)

Cash at beginning of year	13,051	14,584

Cash at end of year	$4,817	$13,051